GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.59%
2,295	Air Liquide SA	$ 315,521
797	Akzo Nobel NV	53,638
18,081	Anglo American PLC	653,427
1,731	Antofagasta PLC	24,619
2,676	ArcelorMittal SA	66,027
260	Arkema SA	24,631
5,500	Asahi Kasei Corp	44,123
4,032	BASF SE	179,686
34,426	BHP Group Ltd	942,079
33,452	BlueScope Steel Ltd	392,940
9,100	Boliden AB	304,112
678	Brenntag SE	47,626
463	Chr Hansen Holding A/S	30,305
946	Clariant AG(a)	17,724
7,648	Covestro AG(b)	257,931
612	Croda International PLC	55,953
30	EMS-Chemie Holding AG(a)	23,823
7,372	Evolution Mining Ltd	13,618
13,420	Evonik Industries AG	286,243
26,135	Fortescue Metals Group Ltd	336,320
40	Givaudan SA	139,822
43,417	Glencore PLC	246,049
900	Hitachi Metals Ltd(a)	13,839
411	Holmen AB Class B	16,889
3,108	ICL Group Ltd	28,321
2,100	JFE Holdings Inc	23,677
822	Johnson Matthey PLC	21,481
7,700	Kaneka Corp	208,632
68,000	Kingboard Holdings Ltd	198,948
8,367	Koninklijke DSM NV	1,339,962
746	Mineral Resources Ltd	28,426
34,500	Mitsubishi Chemical Group Corp	194,012
17,800	Mitsubishi Gas Chemical Co Inc	258,734
10,600	Mitsui Chemicals Inc	223,281
2,131	Mondi PLC	40,428
3,908	Newcrest Mining Ltd	52,665
3,600	Nippon Paint Holdings Co Ltd	27,519
800	Nippon Sanso Holdings Corp	13,490
5,400	Nippon Soda Co Ltd	170,721
3,500	Nippon Steel Corp	52,081
500	Nissan Chemical Corp	25,567
700	Nitto Denko Corp	45,077
5,905	Norsk Hydro ASA	40,008
5,116	Northern Star Resources Ltd	28,116
902	Novozymes A/S Class B	57,620
463	OCI NV	16,074
3,600	Oji Holdings Corp	15,009
4,230	Rio Tinto Ltd	293,073
4,933	Rio Tinto PLC	297,774
1,700	Shin-Etsu Chemical Co Ltd	217,760
1,081	Smurfit Kappa Group PLC	39,183
326	Solvay SA	28,633
20,416	South32 Ltd	55,646
88,000	St Barbara Ltd	69,384
2,420	Stora Enso OYJ Class R	37,427
6,600	Sumitomo Chemical Co Ltd	25,938
Shares		Fair Value
Basic Materials — (continued)
13,300	Sumitomo Forestry Co Ltd	$ 206,503
1,100	Sumitomo Metal Mining Co Ltd	34,588
2,661	Svenska Cellulosa AB SCA Class B	38,903
584	Symrise AG	68,144
7,000	Tokuyama Corp	94,636
6,100	Toray Industries Inc	33,412
1,300	Tosoh Corp	16,946
13,200	UBE Corp	206,678
920	Umicore SA	33,324
2,344	UPM-Kymmene OYJ	74,280
448	voestalpine AG	10,087
6,927	Yara International ASA	295,211
		9,774,324
Communications — 8.39%
1,498	Adevinta ASA(a)	11,391
300,000	Ascential PLC(a)	1,071,838
4,149	Auto Trader Group PLC(b)	31,977
3,882	Bollore SE(a)	19,600
236,308	BT Group PLC	466,406
76,800	CyberAgent Inc	766,342
716	Delivery Hero SE(a)(b)	34,544
900	Dentsu Group Inc	31,438
23,531	Deutsche Telekom AG	447,063
624	Elisa OYJ(a)	34,510
4,169	Grab Holdings Ltd Class A(a)	12,298
1,000	Hakuhodo DY Holdings Inc	10,286
16,000	HKT Trust & HKT Ltd	22,418
6,564	Informa PLC(a)	47,722
4,200	IPSOS	215,273
803	Just Eat Takeaway.com NV(a)(b)	14,718
600	Kakaku.com Inc	11,752
7,000	KDDI Corp	224,436
14,503	Koninklijke KPN NV	47,845
1,900	M3 Inc(a)	66,196
1,300	MercadoLibre Inc(a)	1,057,823
19,100	Metropole Television SA	251,593
1,200	MonotaRO Co Ltd	21,426
277	Nice Ltd(a)	59,139
5,500	Nice Ltd Sponsored ADR(a)	1,177,110
11,200	Nippon Telegraph & Telephone Corp	319,932
77,360	Nokia OYJ	402,934
22,860	Orange SA	233,593
2,993	Pearson PLC	27,694
3,642	Prosus NV	237,585
601	Proximus SADP	8,328
1,002	Publicis Groupe SA	53,322
3,900	Rakuten Group Inc	19,334
19,800	Reach PLC(a)	23,293
9,000	Relia Inc	75,069
353	Scout24 SE(b)	20,180
1,600	Sea Ltd ADR(a)	122,112
1,477	SEEK Ltd	23,923
35,000	Shopify Inc Class A(a)	1,219,050
36,300	Singapore Telecommunications Ltd	68,646

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Communications — (continued)
12,700	SoftBank Corp	$ 146,841
5,300	SoftBank Group Corp	222,636
8,209	Spark New Zealand Ltd	26,397
114	Swisscom AG	61,633
2,493	Tele2 AB Class B	28,479
50,014	Telecom Italia SpA(a)	11,096
12,815	Telefonaktiebolaget LM Ericsson Class B	97,474
4,996	Telefonica Deutschland Holding AG	13,282
61,374	Telefonica SA	273,954
10,500	Telenet Group Holding NV	167,929
3,073	Telenor ASA	37,319
44,700	Television Francaise 1	307,923
11,672	Telia Co AB	43,120
18,054	Telstra Corp Ltd	49,342
600	Trend Micro Inc	34,868
4,642	United Internet AG	122,275
45,000	Viaplay Group AB(a)	1,336,085
3,164	Vivendi SE	30,037
118,281	Vodafone Group PLC	174,278
229	Wix.com Ltd(a)	13,587
1,153	Wolters Kluwer NV	125,218
5,016	WPP PLC	54,123
11,700	Z Holdings Corp	41,351
400	ZOZO Inc	8,641
		12,438,027
Consumer, Cyclical — 12.68%
746	Accor SA(a)	19,358
759	adidas AG	131,300
600	Aisin Corp	17,819
800	ANA Holdings Inc(a)	14,935
2,646	Aristocrat Leisure Ltd	66,013
800	Bandai Namco Holdings Inc	62,498
38,189	Barratt Developments PLC	234,071
3,953	Bayerische Motoren Werke AG	323,012
10,200	Bellway PLC	304,694
492	Berkeley Group Holdings PLC	25,497
10,900	Bilia AB Class A	154,011
2,500	Bridgestone Corp	97,515
1,481	Bunzl PLC	55,565
1,755	Burberry Group PLC	38,571
8,400	Chow Tai Fook Jewellery Group Ltd	16,613
2,292	Cie Financiere Richemont SA	276,364
9,978	Cie Generale des Etablissements Michelin SCA	279,229
1,700	City Developments Ltd	9,551
7,833	Compass Group PLC	183,530
482	Continental AG	34,338
20,000	CTS Eventim AG & Co KGaA(a)	1,101,662
9,337	Daimler Truck Holding AG(a)	255,132
7,500	Daiwa House Industry Co Ltd	185,311
12,900	Daiwabo Holdings Co Ltd	185,187
15,200	DCM Holdings Co Ltd	118,951
1,900	Denso Corp	103,921
Shares		Fair Value
Consumer, Cyclical — (continued)
2,530	Deutsche Lufthansa AG(a)	$ 15,574
109	D'ieteren Group	17,890
292	Domino's Pizza Enterprises Ltd	14,930
6,200	Eizo Corp	173,414
888	Electrolux AB Class B	12,808
2,575	Entain PLC(a)	37,876
802	Evolution AB(b)	77,819
300	Fast Retailing Co Ltd	181,677
8,100	Faurecia SE(a)	146,407
960	Ferguson PLC	120,709
553	Ferrari NV	117,436
732	Flutter Entertainment PLC(a)	73,492
9,000	Galaxy Entertainment Group Ltd	53,542
26,548	Genting Singapore Ltd	15,505
576	GN Store Nord AS	20,059
6,200	Gunze Ltd	180,677
3,206	H & M Hennes & Mauritz AB Class B	41,019
83,100	Harvey Norman Holdings Ltd	242,497
14,800	Haseko Corp	180,181
139	Hermes International	190,700
15,200	Honda Motor Co Ltd	389,533
2,500	Hornbach Holding AG & Co KGaA	196,224
500	Hoshizaki Corp	14,916
600	Iida Group Holdings Co Ltd	9,823
250	IMCD NV	40,037
4,789	Industria de Diseno Textil SA	116,310
807	InterContinental Hotels Group PLC	47,825
25,800	Isuzu Motors Ltd	282,990
10,500	ITOCHU Corp	305,651
6,500	Japan Airlines Co Ltd(a)	112,601
12,900	Jardine Cycle & Carriage Ltd	261,833
11,323	JD Sports Fashion PLC	17,978
3,400	Kaufman & Broad SA	94,396
328	Kering SA	187,776
16,300	Kindred Group PLC	143,555
121,199	Kingfisher PLC	383,311
6,400	Kohnan Shoji Co Ltd	179,468
400	Koito Manufacturing Co Ltd	13,149
8,300	Komeri Co Ltd	167,002
461	La Francaise des Jeux SAEM(b)	16,466
9,773	Lottery Corp Ltd(a)	31,001
1,218	LVMH Moet Hennessy Louis Vuitton SE	845,720
6,800	Marubeni Corp	63,255
2,400	Mazda Motor Corp	20,231
300	McDonald's Holdings Co Japan Ltd	11,261
9,322	Mercedes-Benz Group AG	549,753
11,500	Mitsubishi Corp	341,772
16,800	Mitsui & Co Ltd	370,646
901	Moncler SpA	45,166
580	Next PLC	48,272
900	NGK Insulators Ltd	13,164

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
500	Nintendo Co Ltd	$ 223,587
10,100	Nissan Motor Co Ltd	38,409
400	Nitori Holdings Co Ltd	42,319
19,500	Okamura Corp	194,610
400	Open House Group Co Ltd	17,450
900	Oriental Land Co Ltd	136,646
1,700	Pan Pacific International Holdings Corp	26,470
9,700	Panasonic Holdings Corp	80,085
418	Pandora A/S	31,054
1,402	Persimmon PLC	32,330
48,200	Pirelli & C SpA(b)	208,687
464	Puma SE	31,331
4,029	Qantas Airways Ltd(a)	12,983
22	Rational AG	15,335
33,600	Redrow PLC	237,368
917	Reece Ltd	9,904
844	Renault SA(a)	24,952
12,200	Rexel SA	216,823
100,000	RS Group PLC	1,261,251
10,400	Sands China Ltd(a)	24,394
124	SEB SA	10,440
1,600	Sekisui Chemical Co Ltd	22,511
2,800	Sekisui House Ltd	49,592
1,100	Sharp Corp	8,854
400	Shimano Inc	66,818
5,900	Singapore Airlines Ltd(a)	23,341
389	Sodexo SA	31,608
5,600	Sony Group Corp	475,037
16,422	Stellantis NV	234,785
2,800	Subaru Corp	48,723
5,000	Sumitomo Corp	70,300
3,200	Sumitomo Electric Industries Ltd	35,676
29,200	Super Retail Group Ltd	203,839
1,700	Suzuki Motor Corp	55,725
360	Swatch Group AG	45,662
16,021	Taylor Wimpey PLC	24,927
14,300	Teijin Ltd	151,522
500	Toho Co Ltd	19,855
13,100	Toyota Boshoku Corp	193,715
700	Toyota Industries Corp	42,623
46,600	Toyota Motor Corp	756,366
1,000	Toyota Tsusho Corp	34,129
3,185	Universal Music Group NV	72,097
900	USS Co Ltd	17,660
896	Valeo	19,246
10,800	Valor Holdings Co Ltd	152,286
130	Volkswagen AG	25,749
880	Volvo AB Class A	16,397
30,026	Volvo AB Class B	539,088
2,617	Volvo Car AB Class B(a)	19,486
24,300	VTech Holdings Ltd	165,654
400	Welcia Holdings Co Ltd	8,934
4,980	Wesfarmers Ltd	163,172
887	Whitbread PLC	28,222
700	Yamaha Corp	29,858
12,100	Yamaha Motor Co Ltd	233,737
13,800	Yokohama Rubber Co Ltd	202,134
Shares		Fair Value
Consumer, Cyclical — (continued)
67,500	Yue Yuen Industrial Holdings Ltd	$ 89,772
978	Zalando SE(a)(b)	27,534
		18,813,007
Consumer, Non-Cyclical — 25.52%
7,908	Adecco Group AG	278,575
795	Adyen NV(a)(b)	1,430,019
2,800	Aeon Co Ltd	56,467
2,000	Ajinomoto Co Inc	52,632
17,194	Alcon Inc	1,353,239
22,977	Amadeus IT Group SA(a)	1,339,788
522	Amplifon SpA	17,262
3,813	Anheuser-Busch InBev SA	204,253
11,100	Arcs Co Ltd	176,893
212	Argenx SE(a)	77,444
2,000	Asahi Group Holdings Ltd	69,533
1,000	Asahi Intecc Co Ltd	18,500
1,953	Ashtead Group PLC	109,910
1,564	Associated British Foods PLC	31,936
8,100	Astellas Pharma Inc	126,857
6,802	AstraZeneca PLC	894,582
2,175	Atlantia SpA	50,265
8,500	Austevoll Seafood ASA	104,710
125	Bachem Holding AG	8,429
15	Barry Callebaut AG	33,235
8,313	Bayer AG	484,897
442	Beiersdorf AG	45,581
181	BioMerieux	19,591
6,298	Brambles Ltd	50,691
16,958	British American Tobacco PLC	664,376
7,500	Budweiser Brewing Co APAC Ltd(b)	20,767
1,291	Bureau Veritas SA	35,606
176	Carl Zeiss Meditec AG	25,685
440	Carlsberg AS Class B	56,910
17,325	Carrefour SA	295,252
4	Chocoladefabriken Lindt & Spruengli AG	44,235
2,900	Chugai Pharmaceutical Co Ltd	81,469
76,000	Clarivate PLC(a)	1,101,240
81,900	Cloetta AB Class B	163,927
901	Coca-Cola Europacific Partners PLC	48,762
883	Coca-Cola HBC AG	21,721
6,888	Cochlear Ltd	1,038,207
5,866	Coles Group Ltd	77,257
521	Coloplast A/S Class B	60,977
7,114	CSL Ltd	1,448,530
900	Dai Nippon Printing Co Ltd	19,861
7,600	Daiichi Sankyo Co Ltd	201,512
2,868	Danone SA	158,139
2,295	Davide Campari-Milano NV	25,479
401	Demant A/S(a)	15,276
10,166	Diageo PLC	481,522
103	DiaSorin SpA	14,321
1,094	Edenred	56,155
1,100	Eisai Co Ltd	50,374

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,897	Endeavour Group Ltd	$ 32,855
1,262	EssilorLuxottica SA Class B	197,859
2,673	Essity AB Class B	68,041
590	Eurofins Scientific SE	45,995
45,000	Evotec SE(a)	1,169,149
32,048	Experian PLC	1,121,686
40,100	Faes Farma SA	170,903
2,533	Fisher & Paykel Healthcare Corp Ltd	33,873
900	Fresenius Medical Care AG & Co KGaA	33,366
8,539	Fresenius SE & Co KGaA	218,503
3,588	Genmab A/S(a)	1,276,682
1,004	Getinge AB Class B	22,656
200	GMO Payment Gateway Inc	16,621
1,309	Grifols SA(a)	19,100
54,156	GSK PLC	1,137,693
85,399	Haleon PLC(a)	303,366
442	Heineken Holding NV	34,926
1,138	Heineken NV	112,191
9,700	Heiwado Co Ltd	145,903
725	HelloFresh SE(a)	20,039
456	Henkel AG & Co KGaA	28,753
50,762	Hikma Pharmaceuticals PLC	1,072,651
879	IDP Education Ltd	17,685
29,764	Imperial Brands PLC	653,329
105,200	Inghams Group Ltd	218,113
708	Intertek Group PLC	37,831
1,965	Ipsen SA	198,773
200	Ito En Ltd	9,424
25,400	Itoham Yonekyu Holdings Inc	127,294
97,783	J Sainsbury PLC	263,658
5,200	Japan Tobacco Inc	93,369
399	JDE Peet's NV	11,572
1,243	Jeronimo Martins SGPS SA	28,772
13,600	Kanamoto Co Ltd	209,398
2,000	Kao Corp	86,989
698	Kerry Group PLC Class A	73,674
1,199	Kesko OYJ Class B	29,655
700	Kikkoman Corp	41,506
3,600	Kirin Holdings Co Ltd	59,214
300	Kobayashi Pharmaceutical Co Ltd	19,986
600	Kobe Bussan Co Ltd	17,103
25,491	Koninklijke Ahold Delhaize NV	701,987
3,881	Koninklijke Philips NV	80,322
100	Kose Corp	8,926
1,100	Kyowa Kirin Co Ltd	25,933
1,023	Lifco AB Class B	19,914
326	Lonza Group AG	198,127
1,057	L'Oreal SA	399,605
12,091	Medibank Pvt Ltd	29,073
13,200	Megmilk Snow Brand Co Ltd	183,784
600	MEIJI Holdings Co Ltd	31,326
567	Merck KGaA	107,991
52,200	Metcash Ltd	152,160
1,816	Mowi ASA	41,904
12,359	Nestle SA	1,514,315
2,301	Nexi SpA(a)(b)	20,898
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,200	Nihon M&A Center Holdings Inc	$ 16,058
200	Nippon Shinyaku Co Ltd	12,378
700	Nisshin Seifun Group Inc	8,617
300	Nissin Foods Holdings Co Ltd	21,728
305	NMC Health PLC(a)	19
22,120	Novartis AG	1,900,764
7,394	Novo Nordisk A/S Class B	861,208
2,534	Ocado Group PLC(a)	26,044
5,500	Olympus Corp	117,712
1,700	Ono Pharmaceutical Co Ltd	47,802
467	Orion OYJ Class B	22,293
3,298	Orkla ASA	28,469
1,800	Otsuka Holdings Co Ltd	64,301
920	Pernod Ricard SA	180,728
700	Persol Holdings Co Ltd	14,491
9,000	Prima Meat Packers Ltd	153,383
1,014	QIAGEN NV(a)	50,818
804	Ramsay Health Care Ltd	39,719
4,426	Randstad NV	223,703
3,139	Reckitt Benckiser Group PLC	254,544
460	Recordati Industria Chimica e Farmaceutica SpA	20,401
6,400	Recruit Holdings Co Ltd	239,188
51,500	Redde Northgate PLC	229,858
8,490	RELX PLC	251,282
102	Remy Cointreau SA	20,151
8,164	Rentokil Initial PLC	53,887
6,003	Roche Holding AG	2,001,951
259	Salmar ASA	18,552
7,694	Sanofi	764,577
122	Sartorius Stedim Biotech	48,805
3,400	Sawai Group Holdings Co Ltd	110,296
13,300	Scandinavian Tobacco Group A/S(b)	254,725
1,000	Secom Co Ltd	66,790
21,475	Securitas AB Class B	217,162
3,400	Seven & i Holdings Co Ltd	138,585
28	SGS SA	68,333
1,200	Shionogi & Co Ltd	61,550
1,800	Shiseido Co Ltd	74,040
1,239	Siemens Healthineers AG(b)	63,491
3,862	Smith & Nephew PLC	49,492
3,900	Societe BIC SA	220,362
2,001	Sonic Healthcare Ltd	48,187
236	Sonova Holding AG	85,003
490	Straumann Holding AG	66,273
700	Suntory Beverage & Food Ltd	27,620
6,938	Swedish Match AB	72,631
714	Swedish Orphan Biovitrum AB(a)	15,680
800	Sysmex Corp	56,009
6,600	Takeda Pharmaceutical Co Ltd	193,645
2,900	Terumo Corp	99,016
106,012	Tesco PLC	339,867
4,845	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	45,446
1,200	TOPPAN Inc	20,419

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,482	Transurban Group	$ 137,809
3,170	Treasury Wine Estates Ltd	27,326
556	UCB SA	43,445
1,800	Unicharm Corp	65,200
11,245	Unilever PLC	547,598
346,000	United Laboratories International Holdings Ltd	182,529
345	Vifor Pharma AG	61,796
294,443	WH Group Ltd(b)	222,993
8,500	Wilmar International Ltd	24,768
5,322	Woolworths Group Ltd	140,017
1,047	Worldline SA(a)(b)	46,212
600	Yakult Honsha Co Ltd	36,540
		37,863,556
Diversified — 0.19%
34,500	CK Hutchison Holdings Ltd	228,848
900	Jardine Matheson Holdings Ltd	46,395
2,000	Swire Pacific Ltd Class A	11,390
		286,633
Energy — 4.25%
1,582	Aker BP ASA	54,952
1,046	Ampol Ltd	24,781
5,180	APA Group	42,473
187,800	Beach Energy Ltd	242,022
85,496	BP PLC	418,389
433	DCC PLC(a)	28,260
59,000	ENEOS Holdings Inc	228,236
33,281	Eni SpA	400,055
8,991	Equinor ASA	346,189
2,200	Galp Energia SGPS SA	23,222
900	Idemitsu Kosan Co Ltd	23,404
4,500	Inpex Corp	51,578
1,857	Neste OYJ	95,489
8,047	OMV AG	342,720
31,671	Repsol SA	394,564
9,600	Rubis SCA	234,635
14,128	Santos Ltd	73,443
64,306	Shell PLC	1,715,060
1,047	Siemens Gamesa Renewable Energy SA(a)	19,264
22,586	TotalEnergies SE	1,153,629
4,435	Vestas Wind Systems A/S	116,568
12,213	Woodside Energy Group Ltd	275,775
		6,304,708
Financial — 19.14%
23,672	3i Group PLC	367,666
14,256	ABN AMRO Bank NV(b)	145,381
9,569	abrdn PLC	19,395
789	Admiral Group PLC	18,435
54,660	Aegon NV	240,077
591	AerCap Holdings NV(a)	26,512
712	Ageas SA	31,075
53,000	AIA Group Ltd	532,472
2,493	Allianz SE	452,742
Shares		Fair Value
Financial — (continued)
244	Amundi SA(b)	$ 13,248
4,135	Aroundtown SA	13,261
14,700	Ascendas Real Estate Investment Trust REIT	31,641
6,300	ASR Nederland NV	263,323
4,859	Assicurazioni Generali SpA	72,640
849	ASX Ltd	52,769
24,689	Australia & New Zealand Banking Group Ltd	399,005
64,221	Aviva PLC	310,934
19,405	AXA SA	447,138
181	Azrieli Group Ltd	14,508
1,601	Baloise Holding AG	255,086
77,076	Banco Bilbao Vizcaya Argentaria SA	349,282
145,036	Banco Santander SA	362,860
5,574	Bank Hapoalim BM	51,950
6,778	Bank Leumi Le-Israel BM	65,907
24,800	Bank of Ireland Group PLC	142,048
73,571	Barclays PLC	140,913
3,800	BAWAG Group AG(b)	175,444
12,377	BNP Paribas SA	584,778
16,000	BOC Hong Kong Holdings Ltd	57,877
3,865	British Land Co PLC REIT	23,235
19,465	CaixaBank SA	58,448
23,177	CapitaLand Integrated Commercial Trust REIT(a)	36,613
11,400	Capitaland Investment Ltd	32,437
2,100	Chiba Bank Ltd	11,648
8,500	CK Asset Holdings Ltd	60,178
4,673	Commerzbank AG(a)	32,015
7,492	Commonwealth Bank of Australia	532,062
4,700	Concordia Financial Group Ltd	15,989
224	Covivio REIT	14,167
24,968	Credit Agricole SA	230,050
13,500	Credit Saison Co Ltd	172,389
11,638	Credit Suisse Group AG	67,693
4,400	Dai-ichi Life Holdings Inc	76,537
300	Daito Trust Construction Co Ltd	28,441
9	Daiwa House REIT Investment Corp	21,661
5,900	Daiwa Securities Group Inc	27,236
15,628	Danske Bank A/S	218,547
13,100	DBS Group Holdings Ltd	298,920
9,074	Deutsche Bank AG	79,370
6,034	Deutsche Boerse AG	1,053,323
4,722	Dexus REIT	31,732
11,784	DNB Bank ASA	232,448
1,299	EQT AB	35,259
1,509	Erste Group Bank AG	38,257
8,800	ESR Group Ltd(a)(b)	22,884
189	Eurazeo SE	13,500
376	Euronext NV(b)	30,636
476	EXOR NV	33,478
4,417	Fastighets AB Balder Class B(a)	28,216
87,677	FinecoBank Banca Fineco SpA	1,089,642

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
14,300	Fukuoka Financial Group Inc	$ 253,464
200	Futu Holdings Ltd ADR(a)	8,320
201	Gecina SA REIT	20,609
878	Gjensidige Forsikring ASA(a)	18,364
18	GLP J-REIT	23,673
7,382	Goodman Group REIT	108,036
8,410	GPT Group REIT	27,057
446	Groupe Bruxelles Lambert SA	39,478
89,800	Gunma Bank Ltd	257,669
8,000	Hang Lung Properties Ltd	14,596
3,300	Hang Seng Bank Ltd	53,231
264	Hannover Rueck SE	37,447
1,561	Hargreaves Lansdown PLC	16,157
6,000	Henderson Land Development Co Ltd	20,887
5,200	Hong Kong Exchanges & Clearing Ltd	238,630
5,000	Hongkong Land Holdings Ltd	25,100
88,919	HSBC Holdings PLC	556,879
1,700	Hulic Co Ltd	13,634
572	Industrivarden AB Class A	14,925
676	Industrivarden AB Class C	17,441
35,341	ING Groep NV	343,295
10,823	Insurance Australia Group Ltd	34,055
60,000	Intermediate Capital Group PLC	1,118,124
72,515	Intesa Sanpaolo SpA	128,772
2,189	Investor AB Class A	45,006
7,999	Investor AB Class B	149,275
5,431	Israel Discount Bank Ltd Class A	30,880
9,600	Jaccs Co Ltd	274,570
2,200	Japan Exchange Group Inc	34,982
30	Japan Metropolitan Fund Invest REIT	24,447
1,800	Japan Post Bank Co Ltd	14,399
10,700	Japan Post Holdings Co Ltd	77,038
800	Japan Post Insurance Co Ltd	12,934
5	Japan Real Estate Investment Corp REIT	24,145
8,371	Julius Baer Group Ltd	432,865
1,098	KBC Group NV	57,510
70,000	Kerry Properties Ltd	168,360
1,063	Kinnevik AB Class B(a)	19,147
944	Klepierre SA REIT	20,976
333	L E Lundbergforetagen AB Class B	15,804
3,092	Land Securities Group PLC REIT	27,623
319	LEG Immobilien SE	28,980
86,713	Legal & General Group PLC	276,815
9,256	Link REIT	77,513
805,397	Lloyds Banking Group PLC	445,867
1,444	London Stock Exchange Group PLC	140,889
11,415	M&G PLC	29,742
10,100	Macquarie Group Ltd	1,292,634
94,100	Mapfre SA	151,985
Shares		Fair Value
Financial — (continued)
10,600	Mapletree Commercial Trust REIT	$ 14,601
14,306	Mapletree Logistics Trust REIT	18,259
32,757	Mediobanca Banca di Credito Finanziario SpA(a)	280,946
19,197	Melrose Industries PLC	37,777
17,310	Mirvac Group REIT	26,224
5,100	Mitsubishi Estate Co Ltd	75,743
41,600	Mitsubishi HC Capital Inc	201,589
89,900	Mitsubishi UFJ Financial Group Inc	506,541
4,000	Mitsui Fudosan Co Ltd	89,398
675	Mizrahi Tefahot Bank Ltd	25,094
26,900	Mizuho Financial Group Inc	320,819
1,900	MS&AD Insurance Group Holdings Inc	61,620
615	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	139,424
14,198	National Australia Bank Ltd	306,627
142,372	NatWest Group PLC	432,248
6,000	New World Development Co Ltd	20,063
6	Nippon Building Fund Inc REIT	31,828
9	Nippon Prologis REIT Inc	23,405
5,057	NN Group NV	237,286
62,100	Nomura Holdings Inc	236,943
500	Nomura Real Estate Holdings Inc	12,130
19	Nomura Real Estate Master Fund Inc REIT	23,803
36,029	Nordea Bank Abp	355,245
12,100	ORIX Corp	215,644
14,900	Oversea-Chinese Banking Corp Ltd	126,273
100	Partners Group Holding AG	109,175
3,292	Phoenix Group Holdings PLC	25,928
12,059	Prudential PLC	148,667
6,499	QBE Insurance Group Ltd	52,549
233	REA Group Ltd	20,556
76,700	Resona Holdings Inc	298,075
9,500	Ricoh Leasing Co Ltd	255,291
7,300	Rothschild & Co	268,835
836	Sagax AB Class B	21,545
2,190	Sampo OYJ Class A	94,614
1,000	SBI Holdings Inc	20,287
22,789	Scentre Group REIT	46,700
546	Schroders PLC	19,791
5,280	Segro PLC REIT	70,604
1,800	Shizuoka Bank Ltd	10,893
3,800	Singapore Exchange Ltd	27,241
16,000	Sino Land Co Ltd	23,773
7,146	Skandinaviska Enskilda Banken AB Class A	77,416
15,692	Societe Generale SA	351,600
68	Sofina SA	15,925
1,400	Sompo Holdings Inc	62,484
2,374	St James's Place PLC	35,646
11,448	Standard Chartered PLC	78,880
107,882	Stockland REIT	292,326

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
14,200	Sumitomo Mitsui Financial Group Inc	$ 445,484
1,500	Sumitomo Mitsui Trust Holdings Inc	49,274
1,400	Sumitomo Realty & Development Co Ltd	38,658
6,500	Sun Hung Kai Properties Ltd	77,591
5,544	Suncorp Group Ltd	43,783
6,405	Svenska Handelsbanken AB Class A	57,593
23,276	Swedbank AB Class A	322,376
5,200	Swire Properties Ltd	12,390
1,039	Swiss Life Holding AG	550,396
337	Swiss Prime Site AG	30,688
1,325	Swiss Re AG	99,424
6,800	Sydbank AS	208,822
2,400	T&D Holdings Inc	27,163
2,800	Tokio Marine Holdings Inc	163,912
1,581	Tryg A/S	36,049
49,144	UBS Group AG	803,029
518	Unibail-Rodamco-Westfield REIT(a)	29,414
9,286	UniCredit SpA	91,835
111,500	UnipolSai Assicurazioni SpA	252,461
14,200	United Overseas Bank Ltd	283,309
2,200	UOL Group Ltd	11,886
2,600	Valiant Holding AG	234,221
16,990	Vicinity Centres REIT	24,860
3,069	Vonovia SE	102,258
654	Warehouses De Pauw CVA REIT	22,232
927	Washington H Soul Pattinson & Co Ltd	16,783
89	Wendel SE	8,191
15,372	Westpac Banking Corp	232,780
8,000	Wharf Real Estate Investment Co Ltd	35,610
661	Zurich Insurance Group AG	288,545
		28,398,955
Industrial — 13.10%
7,210	ABB Ltd	219,181
107	Acciona SA	22,017
1,158	ACS Actividades de Construccion y Servicios SA	27,835
329	Aena SME SA(a)(b)	41,615
123	Aeroports de Paris(a)	16,995
4,200	AGC Inc	153,104
2,588	Airbus SE	279,041
1,289	Alfa Laval AB	38,543
1,393	Alstom SA	33,106
14	AP Moller - Maersk A/S Class A	37,506
122	AP Moller - Maersk A/S Class B	333,101
4,400	Assa Abloy AB Class B	103,955
11,793	Atlas Copco AB Class A	137,853
6,853	Atlas Copco AB Class B	71,187
Shares		Fair Value
Industrial — (continued)
5,496	Auckland International Airport Ltd(a)	$ 25,808
102,281	Aurizon Holdings Ltd	289,485
114,000	Austal Ltd	214,156
500	Azbil Corp	15,052
31,214	BAE Systems PLC	293,297
7,600	Bekaert SA	269,172
11,207	Bouygues SA	338,784
33,100	bpost SA	207,732
9,100	Brother Industries Ltd	170,456
2,386	Cellnex Telecom SA(b)	106,723
600	Central Japan Railway Co	70,258
244,000	China Resources Cement Holdings Ltd	150,084
10,500	Cia de Distribucion Integral Logista Holdings SA	216,437
8,085	Cie de Saint-Gobain(a)	377,001
2,000	CK Infrastructure Holdings Ltd	12,542
4,492	CNH Industrial NV	57,869
3,363	CRH PLC	129,052
5,700	D/S Norden A/S	248,734
400	Daifuku Co Ltd	25,507
1,000	Daikin Industries Ltd	175,378
103	Dassault Aviation SA	14,731
19,152	Deutsche Post AG	764,925
200	Disco Corp	48,866
7,443	DSV A/S	1,254,153
1,300	East Japan Railway Co	67,869
365	Eiffage SA	34,251
116	Elbit Systems Ltd	26,765
2,893	Epiroc AB Class A	51,153
1,712	Epiroc AB Class B	27,193
800	FANUC Corp	137,969
2,117	Ferrovial SA	56,689
500	Fuji Electric Co Ltd	22,583
673	GEA Group AG	25,121
157	Geberit AG	82,688
1,931	Getlink SE	38,648
1,666	Halma PLC	46,899
1,000	Hankyu Hanshin Holdings Inc	29,007
5,835	HeidelbergCement AG	297,216
8,546	Hexagon AB Class B	100,625
100	Hirose Electric Co Ltd	14,367
400	Hitachi Construction Machinery Co Ltd	8,825
4,200	Hitachi Ltd	212,638
10,133	Holcim AG	475,123
17,400	Hosiden Corp	193,713
1,600	Hoya Corp	160,307
1,839	Husqvarna AB Class B	14,656
400	Ibiden Co Ltd	11,805
1,199	Indutrade AB	28,181
1,475	Infrastrutture Wireless Italiane SpA(b)	15,500
605	Investment AB Latour Class B	15,053
1,955	James Hardie Industries PLC	48,282
10,800	Japan Aviation Electronics Industry Ltd	184,480
700	JSR Corp	19,389

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
8,700	Kaga Electronics Co Ltd	$ 211,988
1,800	Kajima Corp	20,548
400	Keio Corp	15,316
600	Keisei Electric Railway Co Ltd	16,450
6,300	Keppel Corp Ltd	31,476
800	Keyence Corp	317,074
676	Kingspan Group PLC	43,756
700	Kintetsu Group Holdings Co Ltd	23,133
305	KION Group AG	13,912
318	Knorr-Bremse AG	18,945
4,000	Komatsu Ltd	92,474
1,492	Kone OYJ Class B	68,186
387	Kongsberg Gruppen ASA	14,260
234	Kornit Digital Ltd(a)	6,367
4,400	Kubota Corp	73,055
238	Kuehne + Nagel International AG	64,098
8,900	Kumagai Gumi Co Ltd	189,362
400	Kurita Water Industries Ltd	16,224
1,400	Kyocera Corp	77,824
1,174	Legrand SA	96,113
3,024	Lendlease Corp Ltd	21,908
27,300	Leonardo SpA	255,707
1,300	Lixil Corp	26,904
900	Makita Corp	21,995
1,500	MINEBEA MITSUMI Inc	26,982
1,200	MISUMI Group Inc	29,854
8,400	Mitsubishi Electric Corp	88,656
1,400	Mitsubishi Heavy Industries Ltd	51,985
1,500	Mitsui OSK Lines Ltd	41,131
6,500	MTR Corp Ltd	34,421
6,834	MTU Aero Engines AG	1,321,099
2,500	Murata Manufacturing Co Ltd	146,027
6,654	Nibe Industrier AB Class B	67,033
1,900	Nidec Corp	132,039
13,100	Nippon Electric Glass Co Ltd	260,820
400	Nippon Express Holdings Inc	23,902
800	Nippon Yusen KK	62,841
27,700	Obayashi Corp	203,718
1,400	Odakyu Electric Railway Co Ltd	20,079
900	Omron Corp	50,335
1,796	Orica Ltd	21,287
3,000	Per Aarsleff Holding A/S	92,262
2,294	Poste Italiane SpA(b)	19,270
1,119	Prysmian SpA	35,581
22,900	Rengo Co Ltd	133,923
192	Rheinmetall AG	35,208
40	Rockwool A/S Class B	9,912
36,739	Rolls-Royce Holdings PLC(a)	40,149
1,501	Safran SA	164,983
4,682	Sandvik AB	86,271
2,600	Sankyu Inc	86,218
283	Schindler Holding AG	54,735
2,374	Schneider Electric SE	328,332
12,700	Seino Holdings Co Ltd	105,340
1,300	SG Holdings Co Ltd	24,810
1,100	Shimadzu Corp	39,137
Shares		Fair Value
Industrial — (continued)
2,700	Shimizu Corp Class A	$ 15,305
3,359	Siemens AG	374,675
1,915	Siemens Energy AG	31,822
5,900	Signify NV(b)	191,620
5,339	Sika AG	1,319,200
6,900	Singapore Technologies Engineering Ltd	20,119
6,000	SITC International Holdings Co Ltd	20,430
10,094	Skanska AB Class B	172,203
21,484	SKF AB Class B	361,564
300	SMC Corp	147,851
1,700	Smiths Group PLC	32,072
324	Spirax-Sarco Engineering PLC	47,255
5,800	Taisei Corp	185,060
1,800	TDK Corp	56,690
6,500	Techtronic Industries Co Ltd	72,128
2,074	Tenaris SA	29,024
469	Thales SA	58,324
900	Tobu Railway Co Ltd	21,370
2,400	Tokyu Corp	29,428
1,800	Toshiba Corp	73,022
700	TOTO Ltd	23,843
7,200	Tsubakimoto Chain Co	171,371
7,800	Valmet OYJ	217,053
119	VAT Group AG(b)	34,649
1,200	Venture Corp Ltd	15,288
2,343	Vinci SA	224,596
2,079	Wartsila OYJ Abp	18,267
1,000	West Japan Railway Co	36,731
8,200	Wienerberger AG	188,743
72,000	Xinyi Glass Holdings Ltd	142,008
1,200	Yamato Holdings Co Ltd	20,999
1,100	Yaskawa Electric Corp	38,526
1,000	Yokogawa Electric Corp	17,733
349	ZIM Integrated Shipping Services Ltd(c)	17,387
		19,440,007
Technology — 7.09%
800	Advantest Corp	47,582
205	ASM International NV	62,970
4,084	ASML Holding NV	2,347,303
35,529	AVEVA Group PLC	1,027,440
359	Bechtle AG	16,605
4,300	Canon Inc	101,729
700	Capcom Co Ltd	19,458
719	Capgemini SE	137,139
453	Check Point Software Technologies Ltd(a)	56,444
2,385	Computershare Ltd	42,136
8,674	CyberArk Software Ltd(a)	1,128,748
2,928	Dassault Systemes SE	125,586
2,804	Embracer Group AB(a)	21,368
1,500	FUJIFILM Holdings Corp	85,683
800	Fujitsu Ltd	107,250
600	Hamamatsu Photonics KK	27,265
5,733	Infineon Technologies AG	157,224

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
400	Itochu Techno-Solutions Corp	$ 10,720
38,000	Keywords Studios PLC	1,167,343
300	Koei Tecmo Holdings Co Ltd	10,473
400	Konami Group Corp	23,642
300	Lasertec Corp	42,951
760	Logitech International SA	42,759
17,600	MCJ Co Ltd	124,850
27,500	Micro Focus International PLC	95,766
1,000	NEC Corp	36,914
253	Nemetschek SE	16,937
2,100	Nexon Co Ltd	47,674
1,500	Nomura Research Institute Ltd	45,067
2,800	NTT Data Corp	42,378
300	Obic Co Ltd	47,961
200	Oracle Corp Japan	12,474
600	Otsuka Corp	18,711
222,000	PAX Global Technology Ltd	207,707
5,200	Renesas Electronics Corp(a)	49,529
2,500	Ricoh Co Ltd	20,108
400	Rohm Co Ltd	29,684
4,470	Sage Group PLC	38,512
4,585	SAP SE	427,654
700	SCSK Corp	12,327
1,300	Seiko Epson Corp	19,529
15,000	SimCorp A/S	1,119,574
2,676	Sinch AB(a)(b)	6,785
1,100	Sopra Steria Group SACA	183,294
400	Square Enix Holdings Co Ltd	18,560
3,001	STMicroelectronics NV	113,568
1,500	SUMCO Corp	20,989
258	Teleperformance	86,275
279	Temenos AG	22,145
7,300	TietoEVRY OYJ	198,559
1,000	TIS Inc	28,354
700	Tokyo Electron Ltd	240,936
7,800	Tokyo Seimitsu Co Ltd	270,988
479	Tower Semiconductor Ltd(a)	22,833
413	Ubisoft Entertainment SA(a)	17,583
645	WiseTech Global Ltd	22,842
591	Xero Ltd(a)	38,934
		10,515,819
Utilities — 1.80%
79,600	A2A SpA	102,596
2,800	Chubu Electric Power Co Inc	29,869
7,000	CLP Holdings Ltd	59,357
30,200	Drax Group PLC	289,517
9,857	E.ON SE	88,605
12,188	EDP - Energias de Portugal SA	61,658
1,265	EDP Renovaveis SA	32,902
2,460	Electricite de France SA	29,875
144	Elia Group SA	21,861
1,092	Enagas SA	21,554
1,394	Endesa SA	25,551
35,710	Enel SpA	180,023
8,019	Engie SA	99,213
1,950	Fortum OYJ(a)	21,887
Shares		Fair Value
Utilities — (continued)
11,500	HK Electric Investments & HK Electric Investments Ltd	$ 10,401
49,000	Hong Kong & China Gas Co Ltd	51,750
27,522	Iberdrola SA(a)	293,897
83,200	Iren SpA	156,792
3,000	Kansai Electric Power Co Inc	30,416
3,200	Mercury NZ Ltd	12,240
5,583	Meridian Energy Ltd	17,521
16,003	National Grid PLC	220,258
614	Naturgy Energy Group SA	18,010
7,733	Origin Energy Ltd	32,466
831	Orsted A/S(b)	96,742
1,700	Osaka Gas Co Ltd	30,563
6,500	Power Assets Holdings Ltd	42,560
1,782	Red Electrica Corp SA	35,035
2,821	RWE AG	116,050
1,099	Severn Trent PLC	39,498
8,854	Snam SpA	44,425
4,680	SSE PLC	101,052
6,178	Terna - Rete Elettrica Nazionale	47,297
6,800	Tokyo Electric Power Co Holdings Inc(a)	26,760
1,800	Tokyo Gas Co Ltd	35,354
396	Uniper SE	2,646
2,994	United Utilities Group PLC	39,762
2,919	Veolia Environnement SA	73,006
299	Verbund AG	32,880
		2,671,849
TOTAL COMMON STOCK — 98.75% (Cost $177,194,350)		$146,506,885
PREFERRED STOCK
Consumer, Cyclical — 0.62%
253	Bayerische Motoren Werke AG	19,209
3,173	Porsche Automobil Holding SE	229,666
49,300	Schaeffler AG	290,400
2,715	Volkswagen AG	383,872
		923,147
Consumer, Non-Cyclical — 0.16%
3,400	Draegerwerk AG & Co KGaA	178,396
782	Henkel AG & Co KGaA	49,957
		228,353
Industrial — 0.03%
107	Sartorius AG	47,861
TOTAL PREFERRED STOCK — 0.81% (Cost $1,770,789)		$1,199,361

See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
Shares		Fair Value
RIGHTS
Financial — 0.00%(d)
1,057	Australia & New Zealand Banking Group Ltd(a)	$ 2,941
TOTAL RIGHTS — 0.00%(d) (Cost $3,604)—		$2,941
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.01%
$ 17,078	Undivided interest of 1.47% in a repurchase agreement (principal amount/value $1,207,138 with a maturity value of $1,207,364) with HSBC Securities (USA) Inc, 2.25%, dated 7/31/22 to be repurchased at $17,078 on 8/1/22 collateralized by U.S. Treasury securities, 0.00% - 5.25%, 9/20/22 - 11/15/51, with a value of $1,231,281.(e)	17,078
TOTAL SHORT TERM INVESTMENTS — 0.01% (Cost $17,078)		$17,078
TOTAL INVESTMENTS — 99.57% (Cost $178,985,821)		$147,726,265
OTHER ASSETS & LIABILITIES, NET — 0.43%		$642,199
TOTAL NET ASSETS — 100.00%		$148,368,464
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at July 29, 2022.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At July 29, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EMINI Index	156	USD	15,226,380	September 2022	$323,868
				Net Appreciation	$323,868
See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 29, 2022 (Unaudited)
At July 29, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	12,356	GBP	10,374	August 17, 2022	$(283)
MEL	USD	1,193,781	AUD	1,713,725	August 02, 2022	(3,676)
MEL	USD	4,117	AUD	5,928	August 23, 2022	(26)
MEL	USD	1,713,305	CHF	1,638,777	August 02, 2022	(8,890)
MEL	USD	11,560	EUR	10,732	August 05, 2022	586
MEL	USD	13,466	GBP	10,672	August 17, 2022	465
MEL	USD	4,183	GBP	3,472	September 22, 2022	(50)
MEL	USD	3,402	HKD	26,668	August 02, 2022	4
MEL	USD	3,501	JPY	476,000	August 08, 2022	(71)
MEL	USD	2,724	JPY	369,750	August 29, 2022	(55)
MEL	USD	7,494	JPY	1,017,025	September 01, 2022	(152)
					Net Depreciation	$(12,148)
Counterparty Abbreviations:
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of July 29, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$26,707,643	18.08%
United Kingdom	22,374,173	15.15
Switzerland	13,746,341	9.30
Germany	13,214,941	8.95
France	12,324,073	8.34
Australia	11,333,753	7.67
Netherlands	8,800,308	5.96
Denmark	6,436,787	4.36
Sweden	5,556,884	3.76
Spain	4,154,724	2.81
Italy	3,704,554	2.51
Hong Kong	3,512,733	2.38
Ireland	2,893,288	1.96
Israel	2,770,485	1.87
Finland	1,670,400	1.13
Singapore	1,486,119	1.01
Norway	1,243,777	0.84
Canada	1,219,050	0.82
Belgium	1,168,787	0.79
Jordan	1,072,651	0.73
Argentina	1,057,823	0.72
Austria	788,131	0.53
New Zealand	154,772	0.10
Luxembourg	154,307	0.10
Portugal	113,651	0.08
Chile	24,619	0.02
Macau	24,394	0.02
United States	17,078	0.01
United Arab Emirates	19	0.00
Total	$147,726,265	100.00%
See Notes to Schedule of Investments.

July 29, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 29, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 29, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

July 29, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$9,774,324	$—	$9,774,324
Communications	3,625,273	8,812,754	—	12,438,027
Consumer, Cyclical	120,773	18,692,234	—	18,813,007
Consumer, Non-cyclical	1,899,594	35,963,962	—	37,863,556
Diversified	46,395	240,238	—	286,633
Energy	—	6,304,708	—	6,304,708
Financial	59,932	28,339,023	—	28,398,955
Industrial	116,016	19,323,991	—	19,440,007
Technology	1,208,025	9,307,794	—	10,515,819
Utilities	10,401	2,661,448	—	2,671,849
	7,086,409	139,420,476	—	146,506,885
Preferred Stock	—	1,199,361	—	1,199,361
Rights	—	2,941	—	2,941
Short Term Investments	—	17,078	—	17,078
Total investments, at fair value:	7,086,409	140,639,856	—	147,726,265
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,055	—	1,055
Futures Contracts(a)	323,868	—	—	323,868
Total Assets	$7,410,277	$140,640,911	$—	$148,051,188
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(13,203)	—	(13,203)
Total Liabilities	$0	$(13,203)	$—	$(13,203)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 93 futures contracts for the reporting period.

July 29, 2022

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $932,335 in forward contracts for the reporting period.
1.  SUBSEQUENT EVENTS
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Core Strategies: International Equity Fund changed its name to the Empower Core Strategies: International Equity Fund on August 1, 2022.

July 29, 2022